Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments
Summary of financial assets and financial liabilities

		Financial	Financial
		Assets	Liabilities
		at amortized	at amortized
As at December 31, 2022	FVTPL	cost	cost
Cash and cash equivalents	$—	$71,098	$—
Amounts receivable (excluding sales taxes and prepayments)	—	8,061	—
Other financial assets	9,906	—	—
Loans receivable	—	11,096	—
Amounts payable and other liabilities	—	—	11,320
Total	$9,906	$90,255	$11,320

		Financial	Financial
		Assets	Liabilities
		at amortized	at amortized
As at December 31, 2021	FVTPL	cost	cost
Cash and cash equivalents	$—	$40,672	$—
Amounts receivable (excluding sales taxes and prepayments)	—	6,313	—
Other financial assets	13,672	—	—
Loans receivable	—	9,688	—
Amounts payable and other liabilities	—	—	3,866
Long-term debt	—	—	—
Total	$13,672	$56,673	$3,866